Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-BKLN

Commercial Mortgage Pass-Through Certificates, Series 2020-BKLN

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

11 March 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-BKLN (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-BKLN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Trust Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for the Trust Loan (the “Multiple Property Loan”) that is secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
c.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 2 to Attachment A,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 3 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 4 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Multiple Property Loan Calculation Methodologies, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Multiple Property Loan Calculation Methodologies, Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans (as defined herein) conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 March 2020

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two separate assets, each consisting of a portion of a mortgage loan evidenced by one or more participation interests (the “Trust Participations”),
b.	The Trust Participations related to each asset represent an interest in a floating-rate loan (each, a “Mortgage Loan”) comprised of a term loan, project loan and building loan that are collectively participated into:
i.	The Trust Participations (collectively, the “Trust Loans”) and
ii.	One or more pari passu participation interests that are unfunded as of the Reference Date (as defined herein) (the “Future Advance Participations,” and collectively, the “Future Advance Loans”) which will not be assets of the Issuing Entity as of the settlement date of the securitization transaction, and which evidence the amount of certain future advances which may be made subsequent to the Reference Date,
c.	One Mortgage Loan (the “Redbridge Mortgage Loan”) is secured by, among other things, three mortgages on the related borrowers’ fee interests in one mixed use property (the “Redbridge Property”),
d.	The Redbridge Mortgage Loan has two related fully funded floating-rate mezzanine loans (the “Redbridge Mezzanine Loans”) which will not be assets of the Issuing Entity,
e.	One Mortgage Loan (the “Williamsburg Portfolio Mortgage Loan”) is secured by, among other things, three mortgages on the related borrower’s fee interests in nine retail properties (the “Williamsburg Properties,” and together with the Redbridge Property, each individually, a “Property” and collectively, the “Properties”) and
f.	The Williamsburg Portfolio Mortgage Loan has one related floating-rate mezzanine loan (the “Williamsburg Mezzanine Loan,” and together with the Redbridge Mezzanine Loans, the “Mezzanine Loans”) which will not be an asset of the Issuing Entity, and which is comprised of:
i.	A fully funded participation interest (the “Williamsburg Funded Mezzanine Participation,” and together with the Redbridge Mezzanine Loans, the “Funded Mezzanine Loans”) and
ii.	One or more participation interests that are unfunded as of the Reference Date (collectively, the “Future Advance Mezzanine Loan”) which evidence the amount of certain future advances which may be made subsequent to the Reference Date.

For the purpose of the procedures described in this report, each Mortgage Loan, together with the corresponding Mezzanine Loan(s), is hereinafter referred to as the “Total Debt associated with each Mortgage Loan.”

Attachment A Page 2 of 14

For the avoidance of doubt:

a.	All references and recalculations related to the Trust Loans that are described in this report are based on the Trust Loans and do not include the Future Advance Loans,
b.	All references and recalculations related to the Future Advance Loans that are described in this report are based on the maximum principal amount of the Future Advance Loans,
c.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Trust Loans and the maximum principal amount of the Future Advance Loans,
d.	All references and recalculations related to the Funded Mezzanine Loans that are described in this report are based on the Funded Mezzanine Loans and do not include the Future Advance Mezzanine Loan and
e.	All references and recalculations related to the Mezzanine Loans that are described in this report are based on the Funded Mezzanine Loans and the maximum principal amount of the Future Advance Mezzanine Loan.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Trust Loans, Future Advance Loans, Mortgage Loans, Funded Mezzanine Loans, Future Advance Mezzanine Loan, Mezzanine Loans and Total Debt associated with each Mortgage Loan as of 9 March 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 3 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 3 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 3 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 14

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Trust Loans, Future Advance Loans, Mortgage Loans, Funded Mezzanine Loans, Future Advance Mezzanine Loan, Mezzanine Loans and Total Debt associated with each Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 3 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of each Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Williamsburg Portfolio Mortgage Loan, the applicable Source Document(s) indicate that the “Initial Maturity Date” and “Extended Maturity Date” do not occur on loan payment dates. For the purpose of comparing the characteristics listed in i. and ii. above, the Depositor instructed us to assume that only one loan payment date occurs in the month of the “Initial Maturity Date” or “Extended Maturity Date,” as applicable, all as shown on the Final Data File.

Attachment A Page 4 of 14

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of each Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Trust Loan (Original Loan + Funded Participations) and
b.	Future Advance Loan (Future Advance Amount),

as shown on the Final Data File, we recalculated the “Fully Funded Loan Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off Date Funded Mezzanine Loan Balance and
b.	Cut-off Date Unfunded Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the “Fully Funded Mezzanine Loan Balance” of the Mezzanine Loan(s) related to each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Loan (Funded at Origination) and
b.	Mezzanine Loan (Funded at Origination),

as shown on the Final Data File, we recalculated the “Original Funded Total Debt Balance” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan (Unfunded at Origination) and
b.	Mezzanine Loan (Unfunded at Origination),

as shown on the Final Data File, we recalculated the “Original Unfunded Total Debt Balance” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 14

11.	Using the:
a.	Trust Loan (Original Loan + Funded Participations) and
b.	Cut-off Date Funded Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the “Cut-off Date Funded Total Debt Balance” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Future Advance Loan (Future Advance Amount) and
b.	Cut-off Date Unfunded Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the “Cut-off Date Unfunded Total Debt Balance” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Fully Funded Loan Balance and
b.	Fully Funded Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the “Fully Funded Total Debt Balance” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	The applicable Source Document(s) indicate that each Mortgage Loan and Mezzanine Loan is interest-only for the entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions) and
b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of each Mortgage Loan and Mezzanine Loan.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Trust Loan (Original Loan + Funded Participations),
b.	Future Advance Loan (Future Advance Amount),
c.	Trust Loan Margin and
d.	Future Advance Loan Margin,

as shown on the Final Data File, we recalculated the “Fully Funded Loan Margin” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

16.	Using the:
a.	Trust Loan (Original Loan + Funded Participations),
b.	Cut-off Date Funded Mezzanine Loan Balance,
c.	Trust Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Cut-off Date Funded Total Debt Margin” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Fully Funded Loan Balance,
b.	Fully Funded Mezzanine Loan Balance,
c.	Fully Funded Loan Margin and
d.	Mezzanine Loan Margin,

as shown on the Final Data File, we recalculated the “Fully Funded Total Debt Margin” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Loan Margin,
c.	Fully Funded Loan Margin,
d.	Mezzanine Loan Margin,
e.	Cut-off Date Funded Total Debt Margin,
f.	Fully Funded Total Debt Margin,
g.	LIBOR Floor and
h.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 1.00000% that was provided by the Depositor, we recalculated the:

i.	Trust Loan Interest Rate (At Assumed LIBOR),
ii.	Future Advance Loan Interest Rate (At Assumed LIBOR),
iii.	Fully Funded Loan Interest Rate (At Assumed LIBOR),
iv.	Mezzanine Loan Interest Rate (At Assumed LIBOR),
v.	Cut-off Date Funded Total Debt Interest Rate (At Assumed LIBOR) and
vi.	Fully Funded Total Debt Interest Rate (At Assumed LIBOR)

of each Trust Loan, Future Advance Loan, Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 14

19.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Loan Margin,
c.	Fully Funded Loan Margin and
d.	LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Trust Loan Interest Rate (At LIBOR Cap),
ii.	Future Advance Loan Interest Rate (At LIBOR Cap) and
iii.	Fully Funded Loan Interest Rate (At LIBOR Cap)

of each Trust Loan, Future Advance Loan and Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Trust Loan (Original Loan + Funded Participations),
b.	Cut-off Date Funded Mezzanine Loan Balance,
c.	Trust Loan Interest Rate (At LIBOR Cap) and
d.	Mezzanine Loan Interest Rate (At Assumed LIBOR),

as shown on the Final Data File, we recalculated the ”Cut-off Date Funded Total Debt Interest Rate (At LIBOR Cap)” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor indicated that the Mezzanine Loans do not have interest rate cap agreements in place.

21.	Using the:
a.	Fully Funded Loan Balance,
b.	Fully Funded Mezzanine Loan Balance,
c.	Fully Funded Loan Interest Rate (At LIBOR Cap) and
d.	Mezzanine Loan Interest Rate (At Assumed LIBOR),

as shown on the Final Data File, we recalculated the “Fully Funded Total Debt Interest Rate (At LIBOR Cap)” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor indicated that the Mezzanine Loans do not have interest rate cap agreements in place.

Attachment A Page 8 of 14

22.	Using the:
a.	Trust Loan (Original Loan + Funded Participations),
b.	Trust Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Trust Loan Debt Service and
ii.	Monthly Trust Loan Debt Service

of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of each Trust Loan as the product of:

a.	The “Trust Loan (Original Loan + Funded Participations),” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of each Trust Loan as 1/12th of the “Annual Trust Loan Debt Service.”

23.	Using the:
a.	Future Advance Loan (Future Advance Amount),
b.	Future Advance Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Future Advance Loan Debt Service and
ii.	Monthly Future Advance Loan Debt Service

of each Future Advance Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Future Advance Loan Debt Service” of each Future Advance Loan as the product of:

a.	The “Future Advance Loan (Future Advance Amount),” as shown on the Final Data File,
b.	The “Future Advance Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Future Advance Loan Debt Service” of each Future Advance Loan as 1/12th of the “Annual Future Advance Loan Debt Service.”

Attachment A Page 9 of 14

24.	Using the:
a.	Fully Funded Loan Balance,
b.	Fully Funded Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Fully Funded Loan Debt Service and
ii.	Monthly Fully Funded Loan Debt Service

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Fully Funded Loan Debt Service” of each Mortgage Loan as the product of:

a.	The “Fully Funded Loan Balance,” as shown on the Final Data File,
b.	The “Fully Funded Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Fully Funded Loan Debt Service” of each Mortgage Loan as 1/12th of the “Annual Fully Funded Loan Debt Service.”

25.	Using the:
a.	Cut-off Date Funded Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Cut-off Date Funded Mezzanine Loan Debt Service and
ii.	Monthly Cut-off Date Funded Mezzanine Loan Debt Service

of the Funded Mezzanine Loan(s) related to each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Cut-off Date Funded Mezzanine Loan Debt Service” of the Funded Mezzanine Loan(s) related to each Mortgage Loan as the product of:

a.	The “Cut-off Date Funded Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Cut-off Date Funded Mezzanine Loan Debt Service” of the Funded Mezzanine Loan(s) related to each Mortgage Loan as 1/12th of the “Annual Cut-off Date Funded Mezzanine Loan Debt Service.”

Attachment A Page 10 of 14

26.	Using the:
a.	Fully Funded Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Fully Funded Mezzanine Loan Debt Service and
ii.	Monthly Fully Funded Mezzanine Loan Debt Service

of the Mezzanine Loan(s) related to each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Fully Funded Mezzanine Loan Debt Service” of the Mezzanine Loan(s) related to each Mortgage Loan as the product of:

a.	The “Fully Funded Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Fully Funded Mezzanine Loan Debt Service” of the Mezzanine Loan(s) related to each Mortgage Loan as 1/12th of the “Annual Fully Funded Mezzanine Loan Debt Service.”

27.	Using the:
a.	Cut-off Date Funded Total Debt Balance,
b.	Cut-off Date Funded Total Debt Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Cut-off Date Funded Total Debt Debt Service and
ii.	Monthly Cut-off Date Funded Total Debt Debt Service

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Cut-off Date Funded Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as the product of:

a.	The “Cut-off Date Funded Total Debt Balance,” as shown on the Final Data File,
b.	The “Cut-off Date Funded Total Debt Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Cut-off Date Funded Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as 1/12th of the “Annual Cut-off Date Funded Total Debt Debt Service.”

Attachment A Page 11 of 14

28.	Using the:
a.	Fully Funded Total Debt Balance,
b.	Fully Funded Total Debt Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Fully Funded Total Debt Debt Service and
ii.	Monthly Fully Funded Total Debt Debt Service

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Fully Funded Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as the product of:

a.	The “Fully Funded Total Debt Balance,” as shown on the Final Data File,
b.	The “Fully Funded Total Debt Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Fully Funded Total Debt Debt Service” of the Total Debt associated with each Mortgage Loan as 1/12th of the “Annual Fully Funded Total Debt Debt Service.”

29.	Using the:
a.	As-Is Underwritten NOI,
b.	Stabilized Underwritten NOI,
c.	Trust Loan (Original Loan + Funded Participations),
d.	Future Advance Loan (Future Advance Amount),
e.	Fully Funded Loan Balance,
f.	Cut-off Date Funded Mezzanine Loan Balance,
g.	Cut-off Date Funded Total Debt Balance,
h.	Fully Funded Total Debt Balance,
i.	Annual Trust Loan Debt Service,
j.	Annual Fully Funded Loan Debt Service,
k.	Annual Cut-off Date Funded Total Debt Debt Service,
l.	Annual Fully Funded Total Debt Debt Service,
m.	As-Is Appraised Value,
n.	As-Stabilized Appraised Value and
o.	Units,

as shown on the Final Data File, we recalculated the:

i.	Trust Loan As-Is LTV,
ii.	Fully Funded Loan As-Is LTV,
iii.	Trust Loan Stabilized LTV,
iv.	Fully Funded Loan Stabilized LTV,

Attachment A Page 12 of 14

29. (continued)

v.	Cut-off Date Funded Total Debt As-Is LTV,
vi.	Fully Funded Total Debt As-Is LTV,
vii.	Cut-off Date Funded Total Debt Stabilized LTV,
viii.	Fully Funded Total Debt Stabilized LTV,
ix.	Trust Loan As-Is Underwritten NOI DY,
x.	Fully Funded Loan As-Is Underwritten NOI DY,
xi.	Trust Loan Stabilized Underwritten NOI DY,
xii.	Fully Funded Loan Stabilized Underwritten NOI DY,
xiii.	Cut-off Date Funded Total Debt As-Is Underwritten NOI DY,
xiv.	Fully Funded Total Debt As-Is Underwritten NOI DY,
xv.	Cut-off Date Funded Total Debt Stabilized Underwritten NOI DY,
xvi.	Fully Funded Total Debt Stabilized Underwritten NOI DY,
xvii.	Trust Loan As-Is Underwritten NOI DSCR,
xviii.	Fully Funded Loan As-Is Underwritten NOI DSCR,
xix.	Trust Loan Stabilized Underwritten NOI DSCR,
xx.	Fully Funded Loan Stabilized Underwritten NOI DSCR,
xxi.	Cut-off Date Funded Total Debt As-Is Underwritten NOI DSCR,
xxii.	Fully Funded Total Debt As-Is Underwritten NOI DSCR,
xxiii.	Cut-off Date Funded Total Debt Stabilized Underwritten NOI DSCR,
xxiv.	Fully Funded Total Debt Stabilized Underwritten NOI DSCR,
xxv.	Trust Loan (Original Loan + Funded Participations) PSF,
xxvi.	Future Advance Loan (Future Advance Amount) PSF,
xxvii.	Fully Funded Loan Balance PSF,
xxviii.	Cut-off Date Funded Mezzanine Loan PSF and
xxix.	Cut-off Date Funded Total Debt PSF

of each Trust Loan, Future Advance Loan, Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through xvi. Above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in xvii. through xxiv. above to two decimal places.

Attachment A Page 13 of 14

30.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

31.	Using the:
a.	Subservicer,
b.	Master Servicer and
c.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

32.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

33.	Using the:
a.	Total Admin Fee and
b.	Trust Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of each Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 14

34.	Using the:
a.	Fully Funded Loan Balance,
b.	Fully Funded Mezzanine Loan Balance and
c.	Fully Funded Total Debt Balance

of the Properties, Mortgage Loans, Mezzanine Loans and Total Debt associated with each Mortgage Loan, as shown on the Final Data File, as applicable, we recalculated the:

i.	% of Fully Funded Loan Balance,
ii.	% of Fully Funded Mezzanine Loan Balance and
iii.	% of Fully Funded Total Debt Balance

of each Property, Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

Williamsburg Portfolio	Fully Funded Total Debt Balance	The “Fully Funded Total Debt Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Fully Funded Total Debt Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

	Fully Funded Loan Balance and Fully Funded Mezzanine Loan Balance	The “Fully Funded Loan Balance” and “Fully Funded Mezzanine Loan Balance” of the Multiple Property Loan are each allocated pro-rata to the respective Underlying Properties using the “Fully Funded Total Debt Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not previously been defined are defined in Attachment A and Exhibits 2 and 3 to Attachment A.

Exhibit 2 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Williamsburg Portfolio Promissory Notes	15 August 2018

Williamsburg Portfolio Building Loan Agreement (see Note 1)	15 August 2018

Williamsburg Portfolio Project Loan Agreement (see Note 1)	15 August 2018

Williamsburg Portfolio Term Loan Agreement (see Note 1)	15 August 2018

Williamsburg Portfolio Mortgage Loan Modification Agreements (see Note 1)	25 September 2018

Williamsburg Portfolio Mezzanine Loan Agreement (see Note 2)	15 August 2018

Redbridge Promissory Notes	25 May 2018

Redbridge Building Loan Agreement (see Note 1)	25 May 2018

Redbridge Project Loan Agreement (see Note 1)	25 May 2018

Redbridge Term Loan Agreement (see Note 1)	25 May 2018

Redbridge Mezzanine A Loan Agreement (see Note 2)	25 May 2018

Redbridge Mezzanine B Loan Agreement (see Note 2)	25 May 2018

Mortgage Loan Participation Schedule	Not Dated

Mezzanine Loan Participation Schedule	Not Dated

Cash Management Agreements	Various

Mortgage Interest Rate Cap Agreements	Various

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statements	Various

Guaranty Agreements	Various

Williamsburg Portfolio Carry Guaranty Agreement	15 August 2018

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Source Documents (continued)

Source Document Title	Source Document Date

Williamsburg Portfolio Completion Guaranty Agreement	15 August 2018

Non Consolidation Opinion Letters	Various

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Reports	Not Dated

Underwritten Rent Rolls	31 December 2019

Pro Forma Title Policies	Not Dated

Management Agreements	Various

Insurance Review Documents	Various

Insurance Certificates	Various

Lease Agreements	Various

Lease Estoppels	Various

Note:

1.	The indicated provided Source Document(s) are referred to collectively as the “Mortgage Loan Agreements.”

2.	The indicated provided Source Document(s) are referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 3 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Reports
City (see Note 2)	Appraisal Reports
State / Province (see Note 2)	Appraisal Reports
Zip Code	Appraisal Reports
Property Type (see Note 3)	Appraisal Reports
Property Sub Type	Appraisal Reports
Year Built	Appraisal Reports
Year Renovated	Appraisal Reports
Units	Underwritten Rent Rolls
Unit Type	Underwritten Rent Rolls
Occupancy %	Underwritten Rent Rolls
Occupancy Date	Underwritten Rent Rolls

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value (see Note 4)	Appraisal Reports
As-Stabilized Appraised Value (see Note 4)	Appraisal Reports
Appraisal Cap Rate	Appraisal Reports
Appraisal Firm	Appraisal Reports
As-Is Date of Appraisal (Valuation Date) (see Note 4)	Appraisal Reports
As-Stabilized Date of Appraisal (Valuation Date) (see Note 4)	Appraisal Reports
Environmental Firm	Phase I Environmental Reports
Phase I Date	Phase I Environmental Reports
Engineering Firm	Engineering Reports
Engineering Report Date	Engineering Reports

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Rolls
SF1	Underwritten Rent Rolls
Tenant Lease Expiration Date 1	Underwritten Rent Rolls
Tenant Name 2	Underwritten Rent Rolls
SF2	Underwritten Rent Rolls
Tenant Lease Expiration Date 2	Underwritten Rent Rolls
Tenant Name 3	Underwritten Rent Rolls
SF3	Underwritten Rent Rolls

Exhibit 3 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Lease Expiration Date 3	Underwritten Rent Rolls
Tenant Name 4	Underwritten Rent Rolls
SF4	Underwritten Rent Rolls
Tenant Lease Expiration Date 4	Underwritten Rent Rolls
Tenant Name 5	Underwritten Rent Rolls
SF5	Underwritten Rent Rolls
Tenant Lease Expiration Date 5	Underwritten Rent Rolls

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

2019 Gross Potential Rent	Underwriter’s Summary Reports
2019 Effective Gross Income	Underwriter’s Summary Reports
2019 Expenses	Underwriter’s Summary Reports
2019 NOI	Underwriter’s Summary Reports
As Of	Underwriter’s Summary Reports
As-Is Underwritten Gross Potential Rent	Underwriter’s Summary Reports
As-Is Underwritten Effective Gross Income	Underwriter’s Summary Reports
As-Is Underwritten Expense Total	Underwriter’s Summary Reports
As-Is Underwritten NOI	Underwriter’s Summary Reports
As-Is Underwritten Economic Occupancy	Underwriter’s Summary Reports
Stabilized Underwritten Gross Potential Rent	Underwriter’s Summary Reports
Stabilized Underwritten Effective Gross Income	Underwriter’s Summary Reports
Stabilized Underwritten Expense Total	Underwriter’s Summary Reports
Stabilized Underwritten NOI	Underwriter’s Summary Reports
Stabilized Underwritten Economic Occupancy	Underwriter’s Summary Reports

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Settlement Statements
Monthly Tax Reserve	Mortgage Loan Agreements
Tax Reserve Cap	Mortgage Loan Agreements
Initial Insurance Reserve	Settlement Statements
Monthly Insurance Reserve	Mortgage Loan Agreements
Insurance Reserve Cap	Mortgage Loan Agreements
Initial Replacement Reserves	Settlement Statements
Monthly Replacement Reserves	Mortgage Loan Agreements
Replacement Reserves Cap	Mortgage Loan Agreements

Exhibit 3 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Initial Rollover Reserve	Settlement Statements
Monthly Rollover Reserve	Mortgage Loan Agreements
Rollover Reserve Cap	Mortgage Loan Agreements
Initial Free Rent Reserve	Settlement Statements
Monthly Free Rent Reserve	Mortgage Loan Agreements
Free Rent Reserve Cap	Mortgage Loan Agreements
Other Reserve Type	Mortgage Loan Agreements and Settlement Statements
Other Reserve Initial Deposit	Settlement Statements
Other Reserve Monthly Deposit	Mortgage Loan Agreements
Other Reserve Cap	Mortgage Loan Agreements

Mortgage Loan, Trust Loan, Future Advance Loan, Mezzanine Loan, Funded Mezzanine Loan and Future Advance Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreements
Guarantor	Guaranty Agreements
Trust Loan (Original Loan + Funded Participations) (see Note 7)	Mortgage Loan Participation Schedule
Future Advance Loan (Future Advance Amount) (see Note 7)	Mortgage Loan Participation Schedule
Cut-off Date Funded Mezzanine Loan Balance (see Note 7)	Mezzanine Loan Participation Schedule
Cut-off Date Unfunded Mezzanine Loan Balance (see Note 7)	Mezzanine Loan Participation Schedule
Origination Date (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
First Payment Date (see Notes 1 and 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Initial Maturity Date (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Extended Maturity Date (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Payment Date (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Extension Options (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements

Exhibit 3 to Attachment A

Mortgage Loan, Trust Loan, Future Advance Loan, Mezzanine Loan, Funded Mezzanine Loan and Future Advance Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Description (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Extension Test Description	Mortgage Loan Agreements
Extension Spread Increase (Yes/No) (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
First Extension Spread Increase (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
First Extension Fee (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Second Extension Spread Increase (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Second Extension Fee (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Payment Grace Period Event of Default	Mortgage Loan Agreements
Payment Grace Period Event of Late Fee	Mortgage Loan Agreements
Balloon Grace Period Event of Default	Mortgage Loan Agreements
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreements
Interest Accrual Period Start (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Interest Accrual Period End (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Interest Rate Adjustment Frequency (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
LIBOR Rounding Methodology (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
LIBOR Lookback Days (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
LIBOR Floor (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
LIBOR Cap	Mortgage Loan Agreements
LIBOR Cap after Extension	Mortgage Loan Agreements
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreements
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating

Exhibit 3 to Attachment A

Mortgage Loan, Trust Loan, Future Advance Loan, Mezzanine Loan, Funded Mezzanine Loan and Future Advance Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Rate Type (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Amortization Type (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Accrual Basis (see Note 8)	Mortgage Loan Agreements and Mezzanine Loan Agreements
Trust Loan Margin (see Note 7)	Mortgage Loan Participation Schedule
Future Advance Loan Margin (see Note 7)	Mortgage Loan Participation Schedule
Mezzanine Loan Margin (see Note 9)	Mezzanine Loan Agreements
Prepayment String (see Note 10)	Mortgage Loan Agreements
Partial Prepayments Allowed	Mortgage Loan Agreements
Partial Release Permitted	Mortgage Loan Agreements
Future Funding Provisions	Mortgage Loan Agreements
Lockbox (Y/N)	Mortgage Loan Agreements
Lockbox Type (see Note 11)	Mortgage Loan Agreements and Cash Management Agreements
Cash Management (see Note 12)	Mortgage Loan Agreements and Cash Management Agreements
Loan Purpose	Settlement Statements
Single Asset Entity	Mortgage Loan Agreements
Single Purpose Entity	Mortgage Loan Agreements
Non-Consolidation Letter	Non Consolidation Opinion Letters
Additional Debt Permitted	Mortgage Loan Agreements
Ownership Interest (see Note 1)	Pro Forma Title Policies

Exhibit 3 to Attachment A

Notes:

1.	For each Mortgage Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Characteristic	Provided Value

Williamsburg Portfolio Mortgage Loan	First Payment Date	9/9/2018

Redbridge Mortgage Loan	Ownership Interest	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the Redbridge Property, which is secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Property Type.”

4.	For the purpose of comparing the “As-Stabilized Appraised Value” characteristic for the Williamsburg Portfolio Mortgage Loan, the Depositor instructed us to use the sum of:
a.	The “As-Is Appraised Value,” as shown on the Preliminary Data File, of each Underlying Property that has “NAP” for the “As-Stabilized Appraised Value” characteristic on the Preliminary Data File and
b.	The “As-Stabilized Appraised Value,” as shown on the Preliminary Data File, for each Underlying Property that does not have “NAP” for the “As-Stabilized Appraised Value” characteristic on the Preliminary Data File.

For the purpose of comparing the “As-Stabilized Appraised Value” and “As-Stabilized Date of Appraisal (Valuation Date)” characteristics for the Redbridge Mortgage Loan, the Depositor instructed us to use the valuation and date associated with the “Additional Valuation Scenario: As Stabilized,” as shown in the applicable Source Document(s).

For the purpose of comparing the:

a.	As-Is Appraised Value,
b.	As-Is Date of Appraisal (Valuation Date),
c.	As-Stabilized Appraised Value and
d.	As-Stabilized Date of Appraisal (Valuation Date)

characteristics for the Property identified on the Preliminary Data File as “184-186 and 190-192 Bedford Avenue,” the Depositor instructed us to use the valuations and dates associated with the “Hypothetical Market Value” and “Hypothetical Market Value As Stabilized,” as applicable, as shown in the applicable Source Document(s).

Exhibit 3 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and instructed us to use the lease expiration date for the lease associated with the largest related space, as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

7.	For the purpose of comparing the “Trust Loan (Original Loan + Funded Participations)” characteristic for each Mortgage Loan, the Depositor instructed us to use the sum of the participation interests for the related Mortgage Loan labeled as “funded” (each, a “Funded Participation”) on the mortgage loan participation schedule Source Document provided by the Depositor.

For the purpose of comparing the “Future Advance Loan (Future Advance Amount)” characteristic for each Mortgage Loan, the Depositor instructed us to use the sum of the participation interests for the related Mortgage Loan labeled as “unfunded” (each, an “Unfunded Participation”) on the mortgage loan participation schedule Source Document provided by the Depositor.

For the purpose of comparing the “Trust Loan Margin” characteristic for each Mortgage Loan, the Depositor instructed us to use the weighted average of the margins of the related Funded Participations, as shown on the mortgage loan participation schedule Source Document provided by the Depositor.

For the purpose of comparing the “Future Advance Loan Margin” characteristic for each Mortgage Loan, the Depositor instructed us to use the weighted average of the margins of the related Unfunded Participations, as shown on the mortgage loan participation schedule Source Document provided by the Depositor.

For the purpose of comparing the “Cut-off Date Funded Mezzanine Loan Balance” characteristic for the Mezzanine Loan(s) related to each Mortgage Loan, the Depositor instructed us to use the sum of the participation interests for the related Mezzanine Loan(s) labeled as “funded” on the mezzanine loan participation schedule Source Document provided by the Depositor.

For the purpose of comparing the “Cut-off Date Unfunded Mezzanine Loan Balance” characteristic for the Mezzanine Loan(s) related to each Mortgage Loan, the Depositor instructed us to use the sum of the participation interests for the related Mezzanine Loan(s) labeled as “unfunded” on the mezzanine loan participation schedule Source Document provided by the Depositor.

Exhibit 3 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and related Mezzanine Loan(s) that is shown in the applicable Source Document(s) for each of the indicated characteristics.

9.	For the purpose of comparing the “Mezzanine Loan Margin” characteristic for the Redbridge Mezzanine Loans, the Depositor instructed us to use the weighted average of the margins of the Mezzanine Loans, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events, as described in the applicable Source Document(s).

For the Williamsburg Portfolio Mortgage Loan, the applicable Source Document(s) indicate that the “Initial Maturity Date” does not occur on a loan payment date. For the purpose of comparing the “Prepayment String” characteristic for the Williamsburg Portfolio Mortgage Loan, the Depositor instructed us to assume that only one loan payment date occurs in the month of the “Initial Maturity Date.”

11.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the related borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower(s), but instead are forwarded to a cash management account maintained by the related borrower(s) for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the related borrower(s) (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 4 to Attachment A

Provided Characteristics

Characteristic

No.
Property No.
Property Name
Property Count
Seismic Zone
Seismic PML %
Original Loan (Funded at Origination)
Original Loan (Unfunded at Origination)
Mezzanine Loan (Funded at Origination)
Mezzanine Loan (Unfunded at Origination)
Sponsors
Additional Debt Type
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Subservicer
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.